Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade terms	Liabilities related to contracts with customers  The Company has recognized the following liabilities related to contracts with customers: <table cellpadding="0" cellspacing="0" style="font-family:Times New Roman;font-size:10pt;width:100%;border-collapse:collapse;text-align:left;"><tr><td colspan="6" rowspan="1"></td></tr><tr><td style="width:77%;" rowspan="1" colspan="1"></td><td style="width:10%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:10%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Dec 31, 2018 </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Dec 31, 2017 </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> €m </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> €m </td></tr><tr><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Trade terms liabilities reported within trade receivables </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> (158.8 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> (188.5 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Trade terms liabilities reported within trade and other payables (Note 22) </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> (79.5 </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> (39.5 </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td></tr><tr><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Total trade terms liabilities </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> (238.3 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> (228.0 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td></tr></table>
Schedule of Trade and Other Receivables

	Dec 31, 2018	Dec 31, 2017
Current assets	€m	€m
Trade receivables	98.3	94.7
Prepayments and accrued income	9.2	10.1
Other receivables	38.4	19.7
Tax receivable	28.0	22.6
Total current trade and other receivables	173.9	147.1
Non-current assets
Other receivables	2.6	4.3
Total non-current trade and other receivables	2.6	4.3
Total trade and other receivables	176.5	151.4

Disclosure of Aging Trade Receivables
The ageing of trade receivables is detailed below:

	Gross	Impaired	Net
December 31, 2018	€m	€m	€m
Not past due	228.5	—	228.5
Past due less than 1 month	20.9	—	20.9
Past due 1 to 3 months	4.8	—	4.8
Past due 3 to 6 months	1.6	(0.2)	1.4
Past due more than 6 months	5.6	(4.1)	1.5
Sub-total	261.4	(4.3)	257.1
Reduction in trade-terms*			(158.8)
Total trade receivables			98.3
	Gross	Impaired	Net
December 31, 2017	€m	€m	€m
Not past due	243.4	—	243.4
Past due less than 1 month	35.6	(0.7)	34.9
Past due 1 to 3 months	4.8	(0.3)	4.5
Past due 3 to 6 months	0.2	(0.2)	—
Past due more than 6 months	5.3	(4.9)	0.4
Sub-total	289.3	(6.1)	283.2
Reduction in trade-terms*			(188.5)
Total trade receivables			94.7
* Refer to Note 4(a). Reduction in trade term amounts are primarily not past due.